Fair Values of Assets and Liabilities - Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Securities Gains Losses [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and losses on available for sale securities included in net income	$ (14)	$ (47)	$ (31)
Interest Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and losses on available for sale securities included in net income	(2)	34	56
Other noninterest income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and losses on net derivative assets and liabilities included in net income	(149)	359	716
Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	(340)	(109)	262
Mortgage banking revenue [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and losses on net derivative assets and liabilities included in net income	131	2,000	834
Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	$ 19	$ 259	$ 180